POSTRETIREMENT BENEFIT PLANS - Cost of Benefits Plans and Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Forecast | Subsequent event
Components of expense (income)
Benefit plans cost	$ (1,350)
Weighted-average benefit cost assumptions
Decrease in net periodic benefit cost	$ 1,315
Principal pension plans
Components of expense (income)
Service cost for benefits earned		$ 221	$ 237	$ 657
Interest cost on benefit obligations		2,069	1,951	2,350
Expected return on plan assets		(3,142)	(3,049)	(2,993)
Net actuarial loss amortization		1,422	3,483	3,399
Prior service cost amortization		5	28	146
Curtailment loss		0	0	0
Non-operating		354	2,413	2,902
Benefit plans cost		575	2,650	3,559
Principal pension plans | Discontinued operations
Components of expense (income)
Benefit plans cost		199	885	1,173
Principal pension plans | Continuing operations
Components of expense (income)
Benefit plans cost		376	1,765	2,386
Principal pension plans | GE Pension Plan
Weighted-average benefit cost assumptions
Increase (decrease) in mortality assumptions decreased benefit plan obligations			278
Increase in principal pension plan cost assuming 25 basis point decrease in discount rate		85
Increase in principal pension benefit obligation assuming 25 basis point decrease in discount rate		885
Increase in principal pension plan cost assuming 50 basis point decrease in expected return on assets		170
Other pension plans
Components of expense (income)
Service cost for benefits earned		86	233	243
Interest cost on benefit obligations		398	383	422
Expected return on plan assets		(967)	(1,194)	(1,082)
Net actuarial loss amortization		101	403	434
Prior service cost amortization		(8)	(3)	1
Curtailment loss		(6)	76	12
Non-operating		(482)	(335)	(213)
Benefit plans cost		(396)	(102)	30
Other pension plans | Discontinued operations
Components of expense (income)
Benefit plans cost		(109)	(8)	27
Other pension plans | Continuing operations
Components of expense (income)
Benefit plans cost		(287)	(94)	3
Principal retiree benefit plans
Components of expense (income)
Service cost for benefits earned		39	44	59
Interest cost on benefit obligations		108	103	150
Expected return on plan assets		0	0	(11)
Net actuarial loss amortization		(115)	(79)	(82)
Prior service cost amortization		(235)	(236)	(234)
Curtailment loss		0	0	0
Non-operating		(242)	(212)	(177)
Benefit plans cost		$ (203)	(168)	(118)
Weighted-average benefit cost assumptions
Ultimate health care cost trend rate		5.00%
Principal retiree benefit plans | Discontinued operations
Components of expense (income)
Benefit plans cost		$ (80)	(61)	(44)
Principal retiree benefit plans | Continuing operations
Components of expense (income)
Benefit plans cost		$ (123)	$ (107)	$ (74)
Weighted average | Principal pension plans
Weighted-average benefit obligations assumptions
Discount rate		5.53%	2.94%	2.61%
Compensation increases		3.07%	3.05%	2.95%
Weighted-average benefit cost assumptions
Discount rate		2.94%	2.61%	3.36%
Expected rate of return on plan assets		6.00%	6.25%
Weighted average | Principal pension plans | Forecast | Subsequent event
Weighted-average benefit cost assumptions
Expected rate of return on plan assets	7.00%
Weighted average | Other pension plans
Weighted-average benefit obligations assumptions
Discount rate		4.59%	1.93%	1.44%
Compensation increases		2.44%	2.35%	3.06%
Weighted-average benefit cost assumptions
Discount rate		1.93%	1.44%	1.97%
Expected rate of return on plan assets		4.80%	5.69%	6.10%
Weighted average | Principal retiree benefit plans
Weighted-average benefit obligations assumptions
Discount rate		5.43%	2.64%	2.15%
Compensation increases		3.12%	2.63%	2.82%
Initial healthcare trend rate		6.40%	5.70%	5.90%
Weighted-average benefit cost assumptions
Discount rate		2.64%	2.15%	3.05%
Expected rate of return on plan assets		0.00%	1.25%	7.00%